PIMCO RAE Emerging Markets Fund Expense Example - PIMCO RAE Emerging Markets Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	483
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	$ 1,665